                                                                    Exhibit 99.2

                                    EXHIBIT C

                  FORM OF MONTHLY REPORT TO CERTIFICATEHOLDERS

               FIRST NATIONAL MASTER NOTE TRUST VFN SERIES 2007-2
                           MONTH ENDING: JULY 31, 2008

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2007-2 Indenture Supplement, dated as of November 29, 2007, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Transfer and Servicing Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Supplement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c) The undersigned is a Servicing Officer.

(d) With respect to this Certificate:

       The Monthly Period is:                   July 31, 2008
       The Determination Date is:             August 11, 2008
       The Record Date is:                      July 31, 2008
       The Transfer Date is:                  August 12, 2008
       The Distribution Date is:              August 15, 2008
       The Controlled Accumulation Date is:     April 1, 2009
       The Interest Period begins:              July 15, 2008
       The Interest Period ends:              August 14, 2008
       Number of days in Interest Period:                  31

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-2 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A. INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

   1.  Number of Accounts at Beginning of Monthly Period               2,596,523
       Number of Accounts at End of Monthly Period                     2,762,336
       Average Account Balance at End of Monthly Period                   946.52

   2.  Principal Receivables

       (a) Beginning of the Monthly Period                     $2,468,035,557.91
       (b) End of the Monthly Period                           $2,589,713,215.50
       (c) Average Principal Receivables                       $2,598,560,969.50

   3.  Increase in Principal Receivables from Account
       Additions                                                     141,650,410
       Increase in Finance Charge Receivables from Account
       Additions                                                         896,360
       Increase in Total Receivables from Account Additions          142,546,771

   4.  Decrease in Principal Receivables from Removed
       Accounts                                                               --
       Decrease in Finance Charge Receivables from Removed
       Accounts                                                               --
       Decrease in Total Receivables from Removed Accounts                    --

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
   5.  Delinquent Balances

            Delinquency                    Aggregate Account     Percentage of
             Category                           Balance        Total Receivables
            -----------                    -----------------   -----------------
       (a) 30 to 59 days                     $19,633,938.72                 0.75%
       (b) 60 to 89 days                     $14,386,812.98                 0.55%
       (c) 90 to 119 days                    $12,855,364.90                 0.49%
       (d) 120 to 149 days                   $10,071,599.79                 0.39%
       (e) 150 or more days                  $10,649,068.41                 0.41%
              Total:                         $67,596,784.80                 2.59%

   6.  Aggregate amount of Collections

       (a) Total Collections                                   $  395,998,176.18
       (b) Total Collections of Principal Receivables          $  367,729,823.54
       (c) Total Collections of Finance Charge Receivables     $   28,268,352.64
       (d) Aggregate Allocation Percentages for Outstanding
           Series                                                          93.19%
       (e) Aggregate Allocation Percentage of Principal
           Collections                                                     93.19%
       (f) Aggregate Allocation Percentage of Finance Charge
           Collections                                                     93.19%

   7.  Aggregate amount of Principal Receivables in Accounts
       which became Defaulted Accounts during the Monthly
       Period                                                  $   10,545,360.41

   8.  Servicer Interchange                                    $      531,250.00

   9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

       (a) Interchange                                         $    6,096,891.01
       (b) Recoveries                                          $    1,533,703.08
       (c) Finance Charges and Fees                            $   28,268,352.64
       (d) Discount Receivables                                $              --
                                                               -----------------
              Total                                            $   35,898,946.73

   10. Aggregate Uncovered Dilution Amount for the Monthly
       Period                                                  $              --

   11. End of Monthly Period Trust Receivables                 $2,614,599,260.42

B. OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

   1. Outstanding principal balance of all securities secured by pool assets (sum of all Series)

       (a) At end of prior Distribution Date                   $2,300,000,000.00
       (b) Increase due to new securities issued               $              --
       (c) Decrease due to principal payments                  $              --
       (d) Increases in variable securities                    $              --
       (e) Decreases in variable securities                    $              --
       (f) At end of Distribution Date                         $2,300,000,000.00

C. INFORMATION REGARDING THE SERIES 2007-2 NOTES

   1.  Collateral Amount at the close of business on the
       prior Distribution Date                                 $  425,000,000.00

       (a) Reductions due to Investor Charge-Offs (including
           Uncovered Dilution Amounts) made on the related
           Distribution Date                                   $              --
       (b) Reimbursements to be made on the related
           Distribution Date from Available Finance Charge
           Collections                                         $              --
       (c) Collateral Amount at the close of business on the
           Distribution Date                                   $  425,000,000.00

   2. Note Principal Balance at the close of business on the prior Distribution Date

       (a) Class A Note Principal Balance                      $  349,550,000.00
       (b) Class B Note Principal Balance                      $   34,000,000.00
       (c) Class C Note Principal Balance                      $   41,450,000.00
                                                               -----------------
              Total Note Principal Balance                     $  425,000,000.00

   3.  Series Allocation Percentages for the Monthly Period

       (a) Principal Collections                                           17.22%
       (b) Finance Charge Collections                                      17.22%
       (c) Default Amounts                                                 17.22%

   4.  Investor Principal Collections processed during the
       Monthly Period and allocated to the Series              $   63,323,075.61

   5.  Excess Principal Collections available from other
       Group I Series allocated to the Series                  $              --

   6.  Aggregate amounts treated as Available Principal
       Collections pursuant to subsections 4.04(a)(v) and
       (vi) of the related Indenture Supplement                $    1,815,911.06

   7.  Reallocated Principal Collections (up to the Monthly
       Principal Reallocation

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
       Amount) applied pursuant to Section 4.06 of the
       related Indenture Supplement                            $              --

   8.  AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)               $   65,138,986.67

   9.  Principal Accumulation Investment Earnings              $              --

   10. Investor Finance Charge Collections (including
       Interchange and Recoveries) processed during the
       Monthly Period                                          $    6,181,798.63

   11. Excess Finance Charge Collections from Group I
       allocated to the Series                                 $              --

   12. Reserve Account withdrawals pursuant to
       Section 4.10(b) or (d)                                  $              --

   13. Excess amounts from Spread Account to be treated as
       Available Finance Charge Collections pursuant
       to Section 4.11(g)                                      $       14,212.47

   14. AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)    $    6,196,011.10

   15. Available Finance Charge Collections were allocated in the following priority:

       (a) Class A Noteholders,
           Class A Monthly Interest                            $      965,461.95
           Class A Interest Shortfall                          $              --
           Class A Default Amount                              $              --
           Class A Default Amount previously due but
           not distributed                                     $              --
           Total                                               $      965,461.95

       (b) Class B Noteholders,
           Class B Monthly Interest                            $      108,547.36
           Class B Interest Shortfall                          $              --
           Class B Default Amount                              $              --
           Class B Default Amount previously due but not
           distributed                                         $              --
           Total                                               $      108,547.36

       (c) to Servicer, the Noteholder Servicing Fee
           (after adjustment for Servicer Interchange
           shortfall, if any)                                  $      708,333.33

       (d) Class C Noteholders,
           Class C Monthly Interest                            $      176,948.32
           Class C Interest Shortfall                          $              --
           Class C Default Amount                              $              --
           Class C Default Amount previously due but
           not distributed                                     $              --
           Total                                               $      176,948.32

       (e) Investor Default Amount and Uncovered Dilution
           Amount were included in Available Principal
           Collections                                         $    1,815,911.06

       (f) Investor Charge-Offs and Reallocated Principal
           Collections not previously reimbursed were
           included in Available Principal Collections         $              --

       (g) to Reserve Account, excess of Required Reserve
           Account Amount over the Available Reserve
           Account Amount                                      $              --

       (h) amount required to be deposited or paid under
           the Class B Note Purchase agreement                 $              --

       (i) to Spread Account, excess of Required Spread
           Account Amount over the Available Spread
           Account Amount                                      $              --

       (j) amount required to be deposited or paid under the
           Class C Note Purchase agreement                     $              --

       (k) balance constitutes Excess Finance Charge
           Collections                                         $    2,420,809.08

   16. Available Principal Charge Collections were allocated in the following priority:

       (a) during Revolving Period, treated as Excess
           Principal Collections                               $   65,138,986.67

       (b) with respect to Accumulation Period,

           (i)   Monthly Principal deposited to Principal
                 Accumulation Account                          $              --
           (ii)  balance treated as Excess Principal
                 Collections                                   $              --

       (c) with respect to Rapid Amortization Period,
           (i)   Monthly Principal to Class A Noteholders
                 up to Class A Note Principal Balance          $              --
           (ii)  Monthly Principal to Class B Noteholders
                 up to Class B Note Principal Balance          $              --
           (iii) Monthly Principal to Class C Noteholders
                 up to Class C Note Principal Balance          $              --
           (iv)  balance treated as Excess Principal
                 Collections                                   $              --

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
   17. Excess funds were allocated in the following order of priority:

       (a) Excess Finance Charge Collections,

           (i)   to other Excess Allocation Series in Group
                 One, for finance charge shortfalls            $              --
           (ii)  to the Successor Servicer, for any unpaid
                 excess servicing fees
                    For this Series                            $              --
                    For other Series                           $              --
           (iii) the balance to Holder of the Transferor
                 Interest                                      $    2,420,809.08

       (b) Excess Principal Collections,

           (i)   to other Excess Allocation Series in Group
                 One, for principal shortfalls                 $              --
           (ii)  to be applied as principal for variable
                 funding Certificates or Notes in Group One    $              --
           (iii) the balance to Holder of the Transferor
                 Interest                                      $   65,138,986.67

   18. The aggregate amount of all Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

       (a) Default Amount                                      $   10,545,360.41
       (b) Allocation Percentage (B.3.(c) above)                           17.22%
                                                               -----------------
       (c) Total Investor Default Amount (axb)                 $    1,815,911.06

   19. Uncovered Dilution Amount allocated to the Series for the Monthly Period

       (a) Dilutions not covered by Transferor                 $              --
       (b) Allocation Percentage (B.3.(c) above)
           Supplement)                                                     17.22%
                                                               -----------------
       (c) Total Uncovered Dilution Amount (axb)               $              --

   20. Investor Charge-Offs (including any Uncovered
       Dilution Amount not covered by the Transferor) for
       the Monthly Period                                      $              --

   21. Ratings of the Class A Notes
       Moody's                                                               Aaa
       S&P                                                                   AAA

   22. Ratings of the Class B Notes
       Moody's                                                                A2
       S&P                                                                     A

   23. Ratings of the Class C Notes
       Moody's                                                              Baa2
       S&P                                                                   BBB

   24. Note Interest Rate for the Monthly Period

       (a) Class A Note Interest Rate                                   3.26096%
       (b) Class B Note Interest Rate                                   3.76929%
       (c) Class C Note Interest Rate                                   5.04012%

   25. Ending Note Principal Balance on the Distribution
       Date, after taking into account distributions on the Notes:

       (a) Class A Note Principal Balance                      $  349,550,000.00
       (b) Class B Note Principal Balance                      $   34,000,000.00
       (c) Class C Note Principal Balance                      $   41,450,000.00
                                                               -----------------
           Total Note Principal Balance                        $  425,000,000.00

D. QUARTERLY NET YIELD

                                               7/31/2008   6/30/2008   5/31/2008
                                                Monthly     Monthly     Monthly
                                                 Period      Period      Period
                                               ---------   ---------   ---------
   Yield                                         17.17%      18.13%      16.61%
   Less Investor Default Amt (18c)                5.04%       6.10%       5.07%
   Less Uncovered Dilution Amt (19c)              0.00%       0.00%       0.00%
                                                 -----       -----       -----
       (a) Portfolio Yield                       12.13%      12.03%      11.54%

   Monthly Interest                               3.48%       3.37%       4.44%
   Plus Noteholder Servicing Fee                  2.00%       2.00%       2.00%
                                                 -----       -----       -----

       (b) Base Rate                              5.48%       5.37%       6.44%
                                                 -----       -----       -----

       (a)-(b) = Net Yield Percentage             6.65%       6.66%       4.36%

       Quarterly Net Yield for the
          Distribution Date                       5.89%

E. INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

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
   1.  Opening Principal Accumulation Account Balance on the
       Distribution  Date for the Monthly Period               $            0.00

   2.  Controlled Deposit Amount to be deposited to the
       Principal Accumulation Account on the Distribution
       Date for the Monthly Period                             $            0.00

       (a) Controlled Accumulation Amount                      $            0.00
       (b) Accumulation Shortfall                              $            0.00
       (c) Controlled Deposit Amount (a+b)                     $            0.00

   3.  Amounts withdrawn from the Principal Accumulation
       Account for distribution to Noteholders on the related Distribution Date

       (a) Distribution in reduction of the Class A Notes      $            0.00
       (b) Distribution in reduction of the Class B Notes      $            0.00
       (c) Distribution in reduction of the Class C Notes      $            0.00

   4.  Principal Accumulation Account ending balance after
       deposit or withdrawal on the Distribution Date          $            0.00

F. INFORMATION REGARDING THE SPREAD ACCOUNT

   1.  Opening Available Spread Account Amount on the
       Distribution Date                                       $    6,375,000.00

   2.  Aggregate amount required to be withdrawn pursuant to
       Section 4.11(c) for distribution to Class C
       Noteholders pursuant to Section 4.04 (a)(iv)            $              --

   3.  Aggregate amount required to be withdrawn pursuant to
       Section 4.11(d) or 4.11(e) for distribution in
       reduction of the Class C Note Principal Balance         $              --

   4.  Spread Account Percentage for the Distribution Date                  1.50%

   5.  Closing Required Spread Account Amount for the
       Distribution Date                                       $    6,375,000.00

   6.  Amount on deposit in Spread Account after required
       withdrawals on the Distribution Date (1-(2+3))          $    6,375,000.00

   7.  Spread Account Deficiency, if any (5 MINUS 6)           $              --

   8.  Amounts deposited pursuant to Section 4.04(a)(viii)
       or 4.10(e)                                              $            0.00

   9.  Remaining Spread Account Deficiency, if any
       (7 minus 8)                                             $              --

   10. Spread Account Surplus, if any (6 minus 5), included
       in Available Finance Charge Collections                 $              --

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
G. INFORMATION REGARDING THE RESERVE ACCOUNT

   1.  Reserve Account Funding Date                                June 15, 2009

   2.  Opening Available Reserve Account Amount on the
       Distribution Date for the Monthly Period                $              --

   3.  Aggregate amount required to be withdrawn pursuant to
       Section 4.10(d) for inclusion in Available Finance
       Charge Collections:

       (a) Covered Amount                                      $              --
       (b) Principal Accumulation Investment Earnings          $              --
       (c) Reserve Draw Amount (a MINUS b)                     $              --

   4.  Required Reserve Account Amount                         $              --

   5.  Reserve Account Surplus (4-(2-3))                       $              --

H. INFORMATION REGARDING ACCUMULATION PERIOD

   1.  Accumulation Period Length (months)                                     2

   2.  Controlled Accumulation Amount (as recalculated, if
       Accumulation Period Length is shortened pursuant to
       Section 4.13)                                           $              --

     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 11th day of August, 2008.

                                       FIRST NATIONAL BANK OF OMAHA,
                                       Servicer


                                       By:
                                           -------------------------------------
                                       Name: Karlyn M. Knieriem
                                       Title: Vice President